Average Annual Total Returns - Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares 1 Year	Direxion Daily 7-10 Year Treasury Bull 3X Shares 5 Years	Direxion Daily 7-10 Year Treasury Bull 3X Shares 10 Years	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily 7-10 Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	27.61%	9.76%	10.79%	23.33%	8.27%	9.76%	16.71%	7.03%	8.41%	10.00%	4.53%	4.57%	18.40%	15.22%	13.88%